SHARES-BASED AWARDS (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term	10 years
Number of Options	10,526,235	19,398,663	50,917,795
Vesting on the first anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Vesting percentage	25.00%
Vesting ratably each month over the next three years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Vesting percentage	75.00%
2009 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to issue	13,220,000
Number of Options	0	0
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to issue	84,301,798
Number of Options	10,526,235	19,398,663